LEASES - Sale Type Leases Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ 163	$ 0	$ 0
TGNH Pipelines
Lessee, Lease, Description [Line Items]
Expected credit loss provision	$ 149	$ 0	$ 0